UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® Multimarket Income Trust

4/30/10

MMT-SEM

MFS® Multimarket Income Trust

New York Stock Exchange Symbol: MMT

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Yield Corporates	56.7%
Emerging Markets Bonds	24.0%
High Grade Corporates	14.2%
Non-U.S. Government Bonds	7.9%
Commercial Mortgage-Backed Securities	5.5%
Floating Rate Loans	1.3%
Asset-Backed Securities	0.6%
Collateralized Debt Obligations (o)	0.0%
U.S. Treasury Securities	(5.5)%

Composition including fixed income credit quality (a)(i)
AAA	10.6%
AA	6.2%
A	6.8%
BBB	19.8%
BB	27.7%
B	31.1%
CCC	11.4%
CC	0.1%
C	0.1%
D	0.1%
Equity	0.8%
Other	(14.7)%

Portfolio facts (i)
Average Duration (d)	5.6
Average Effective Maturity (m)	8.3 yrs.

Country weightings (i)
United States	59.2%
Brazil	3.9%
Mexico	3.2%
Indonesia	2.6%
Japan	2.5%
Russia	2.0%
United Kingdom	2.0%
Netherlands	1.9%
Peru	1.6%
Other Countries	21.1%

Portfolio Composition – continued

(a)	Included in the rating categories are: (1) debt securities and fixed income structured products which have long-term public ratings; (2) U.S. Government Securities (all of which are given AAA ratings); and (3) credit default swaps, if applicable, for which the underlying security has a long term public rating. U.S. Government Securities consist of U.S. Treasury securities, and certain securities issued by certain U.S. government agencies or U.S. government-sponsored entities. All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Any equity securities are listed separately. The “Other” category includes cash, other assets, liabilities (including any derivative offsets), short-term and unrated debt securities. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g. AAA). All ratings are subject to change.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

From time to time “Cash & Other Net Assets” may be negative due to borrowings for leverage transactions, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 4/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. Nonetheless, risky-asset valuation generally hit secular highs by the end of the period.

INVESTMENT OBJECTIVE, PRINCIPAL

INVESTMENT STRATEGIES AND RISKS

OF THE FUND

Investment Objective

The fund’s investment objective is to seek high current income, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in fixed income securities. This policy may not be changed without shareholder approval.

MFS considers debt instruments of all types to be fixed income securities.

MFS normally invests the fund’s assets in U.S. Government securities, foreign government securities, mortgage-backed and other asset-backed securities of U.S. and foreign issuers, corporate bonds of U.S. and/or foreign issuers, and/or debt instruments of issuers located in emerging market countries. MFS allocates the fund’s assets across these categories with a view toward broad diversification across and within these categories. MFS may also invest the fund’s assets in equity securities.

MFS may invest up to 100% of the fund’s assets in lower quality debt instruments.

MFS may invest the fund’s assets in U.S. and foreign securities, including emerging market securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political, and regulatory conditions. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

The fund may use leverage by borrowing up to 33 1/3% of the fund’s assets, including borrowings for investment purposes, and investing the proceeds pursuant to its investment strategies. If approved by the fund’s Board of Trustees, the fund may use leverage by other methods.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Risks

Stock markets are volatile and can decline due to adverse issuer, market, industry, political, regulatory or economic conditions. The value of the portfolio’s equity investments will fluctuate in response to many factors including company specific factors as well as general market, economic, political and regulatory conditions. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates can affect the U.S. dollar rate of foreign currency investments and investments denominated in foreign currency. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicator’s in whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. To the extent that investments are purchased with the proceeds from borrowings from a bank, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the fund’s registration statement for further information regarding these and other risk considerations. A copy of the fund’s registration statement on Form N-2 is available on the EDGAR database on the Securities and Exchange Commission’s Internet Web site at http://sec.gov.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO MANAGERS’ PROFILES

Richard Hawkins	—	Investment Officer of MFS; employed in the investment management area of MFS since 1988. Portfolio Manager of the Fund since April 2006.

John Addeo	—	Investment Officer of MFS; employed in the investment management area of MFS since 1998. Portfolio Manager of the Fund since February 2005.

David Cole	—	Investment Officer of MFS; employed in the investment management area of MFS since 2004. Portfolio Manager of the Fund since October 2006.

Matthew Ryan	—	Investment Officer of MFS; employed in the investment management area of MFS since 1997. Portfolio Manager of the Fund since September 2004.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. In addition, distributions of current year long-term gains may be recharacterized as ordinary income. Returns of shareholder capital have the effect of reducing the fund’s assets and may increase the fund’s expense ratio.

DIVIDEND REINVESTMENT AND

CASH PURCHASE PLAN

The fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) that allows common shareholders to reinvest either all of the distributions paid by the fund or only the long-term capital gains. Generally, purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a price of either the net asset value or 95% of the market price, whichever is greater. You can also buy shares on a quarterly basis in any amount $100 and over. The Plan Agent will purchase shares under the Cash Purchase Plan on the 15th of January, April, July, and October or shortly thereafter.

If shares are registered in your own name, new shareholders will automatically participate in the Plan, unless you have indicated that you do not wish to participate. If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you may wish to request that your shares be re-registered in your own name so that you can participate. There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the fund. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the transaction expenses, including commissions. Dividends and capital gains distributions are taxable whether received in cash or reinvested in additional shares – the automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

You may withdraw from the Plan at any time by going to the Plan Agent’s website at www.computershare.com, by calling 1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078. Please have available the name of the fund and your account number. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the Plan, you can receive the value of the reinvested shares in one of three ways: your full shares will be held in your account, the Plan Agent will sell your shares and send the proceeds to you, or you may transfer your full shares to your investment professional who can hold or sell them. Additionally, the Plan Agent will sell your fractional shares and send the proceeds to you.

If you have any questions or for further information or a copy of the Plan, contact the Plan Agent Computershare Trust Company, N.A. (the Transfer Agent for the fund) at 1-800-637-2304, at the Plan Agent’s website at www.computershare.com, or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078.

PORTFOLIO OF INVESTMENTS

4/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 111.2%
Issuer	Shares/Par	Value ($)

Aerospace - 0.9%
BE Aerospace, Inc., 8.5%, 2018	$1,135,000	$1,214,450
Bombardier, Inc., 7.5%, 2018 (n)	700,000	742,000
Bombardier, Inc., 7.45%, 2034 (n)	210,000	198,450
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	1,220,000	1,070,550
Oshkosh Corp., 8.25%, 2017 (n)	155,000	163,137
Oshkosh Corp., 8.5%, 2020 (n)	435,000	457,837
Spirit AeroSystems Holdings, Inc., 7.5%, 2017 (n)	1,165,000	1,191,212

		$5,037,636
Airlines - 0.3%
American Airlines Pass-Through Trust, 7.377%, 2019	$638,847	$543,020
Continental Airlines, Inc., 7.339%, 2014	673,540	655,018
Continental Airlines, Inc., 7.25%, 2019	195,000	208,650
Delta Air Lines, Inc., 7.711%, 2011	415,000	415,000

		$1,821,688
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 8%, 2016	$820,000	$856,900
Levi Strauss & Co., 9.75%, 2015	575,000	604,469
Phillips-Van Heusen Corp., 7.375%, 2020	605,000	620,125

		$2,081,494
Asset Backed & Securitized - 6.1%
ARCap REIT, Inc., CDO, “H”, 6.088%, 2045 (z)	$2,000,000	$105,000
Banc of America Commercial Mortgage, Inc., FRN, 5.934%, 2051	2,000,000	2,049,009
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	1,130,000	1,100,794
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.864%, 2040 (z)	3,137,801	1,137,453
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049	390,311	80,443
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	1,160,000	961,033
Crest Ltd., CDO, 7%, 2040	2,000,000	100,000
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	1,470,011	1,524,530
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	2,000,000	2,049,110
Falcon Franchise Loan LLC, FRN, 3.968%, 2025 (i)(z)	5,349,267	188,294
First Union National Bank Commercial Mortgage Trust, FRN, 1.156%, 2043 (i)(n)	23,638,945	117,263
First Union-Lehman Brothers Bank of America, FRN, 0.577%, 2035 (i)	18,873,596	352,593

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset Backed & Securitized - continued
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	$1,107,230	$1,160,896
GMAC LLC, FRN, 6.02%, 2033 (z)	2,542,000	2,474,481
GMAC LLC, FRN, 7.912%, 2034 (n)	1,853,000	1,696,040
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,590,000	1,628,367
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	2,130,000	2,053,371
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	1,590,000	1,652,103
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.064%, 2045	1,590,000	1,666,002
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.006%, 2049	2,000,000	1,965,216
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051	270,000	92,532
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.045%, 2030 (i)	4,057,283	111,146
Merrill Lynch Mortgage Trust, FRN, 6.019%, 2050	270,000	81,471
Morgan Stanley Capital I, Inc., FRN, 1.258%, 2039 (i)(z)	12,850,587	417,644
Mortgage Capital Funding, Inc., FRN, 1.97%, 2031 (i)	238,768	106
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)	2,490,000	2,479,666
Prudential Securities Secured Financing Corp., FRN, 7.254%, 2013 (z)	2,581,000	2,332,277
Structured Asset Securities Corp., FRN, 4.67%, 2035	914,935	888,037
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042	1,375,626	1,442,897
Wachovia Bank Commercial Mortgage Trust, FRN, 5.882%, 2047	1,496,845	300,625
Wachovia Bank Commercial Mortgage Trust, FRN, 5.942%, 2047	229,557	40,099
Wachovia Bank Commercial Mortgage Trust, FRN, 6.099%, 2051	2,000,000	1,966,367

		$34,214,865
Automotive - 2.1%
Allison Transmission, Inc., 11%, 2015 (n)	$1,830,000	$1,976,400
Ford Motor Credit Co. LLC, 12%, 2015	5,631,000	6,813,257
General Motors Corp., 7.125%, 2013 (d)	1,285,000	475,450
Goodyear Tire & Rubber Co., 9%, 2015	2,045,000	2,137,025
Goodyear Tire & Rubber Co., 10.5%, 2016	245,000	272,869

		$11,675,001
Basic Industry - 0.2%
TriMas Corp., 9.75%, 2017 (n)	$1,045,000	$1,077,656

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Broadcasting - 2.5%
Allbritton Communications Co., 8%, 2018 (z)		$595,000	$595,000
Gray Television, Inc., 10.5%, 2015 (z)		405,000	406,519
Inmarsat Finance PLC, 7.375%, 2017 (n)		1,160,000	1,209,300
Intelsat Jackson Holdings Ltd., 9.5%, 2016		3,305,000	3,511,562
Lamar Media Corp., 6.625%, 2015		340,000	334,900
LIN TV Corp., 6.5%, 2013		1,840,000	1,821,600
Local TV Finance LLC, 9.25%, 2015 (p)(z)		672,525	471,515
Newport Television LLC, 13%, 2017 (n)(p)		862,380	742,425
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		532,334	488,934
Nexstar Broadcasting Group, Inc., 7%, 2014		175,000	161,000
Salem Communications Corp., 9.625%, 2016		365,000	390,550
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		570,000	605,625
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		1,010,000	1,030,200
Univision Communications, Inc., 12%, 2014 (n)		490,000	541,450
Univision Communications, Inc., 9.75%, 2015 (n)(p)		1,703,895	1,521,436
Young Broadcasting, Inc., 8.75%, 2014 (d)		215,000	495

			$13,832,511
Brokerage & Asset Managers - 0.7%
E*TRADE Financial Corp., 7.875%, 2015		$360,000	$347,850
Janus Capital Group, Inc., 6.95%, 2017		2,555,000	2,602,911
Nuveen Investments, Inc., 10.5%, 2015		940,000	940,000

			$3,890,761
Building - 1.5%
Building Materials Holding Corp., 7%, 2020 (n)		$690,000	$700,350
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR	660,000	907,316
CEMEX Finance LLC, 9.5%, 2016 (n)		$2,960,000	2,989,600
Masco Corp., 7.125%, 2020		505,000	518,040
Nortek, Inc., 11%, 2013		1,762,644	1,903,655
Owens Corning, 9%, 2019		735,000	887,385
Ply Gem Industries, Inc., 11.75%, 2013		585,000	622,294

			$8,528,640
Business Services - 1.6%
First Data Corp., 9.875%, 2015		$3,480,000	$3,184,200
First Data Corp., 11.25%, 2016		675,000	563,625
Iron Mountain, Inc., 6.625%, 2016		1,250,000	1,251,563
Iron Mountain, Inc., 8.375%, 2021		420,000	443,625
SunGard Data Systems, Inc., 9.125%, 2013		1,510,000	1,549,638

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Business Services - continued
SunGard Data Systems, Inc., 10.25%, 2015		$1,020,000	$1,074,825
Terremark Worldwide, Inc., 12.25%, 2017 (n)		705,000	810,750

			$8,878,226
Cable TV - 3.6%
Cablevision Systems Corp., 8.625%, 2017 (n)		$365,000	$385,075
Charter Communications Holding Co. LLC, 7.875%, 2018 (z)		300,000	305,250
Charter Communications Holding Co. LLC, 8.125%, 2020 (z)		200,000	204,500
Charter Communications, Inc., 10.875%, 2014 (n)		995,000	1,124,350
Cox Communications, Inc., 4.625%, 2013		1,744,000	1,854,629
CSC Holdings, Inc., 8.5%, 2014 (n)		1,325,000	1,421,062
CSC Holdings, Inc., 8.5%, 2015 (n)		2,070,000	2,204,550
DIRECTV Holdings LLC, 5.2%, 2020 (n)		3,340,000	3,367,735
Mediacom LLC, 9.125%, 2019 (n)		1,325,000	1,364,750
TCI Communications, Inc., 9.8%, 2012		1,135,000	1,283,581
Time Warner Cable, Inc., 5%, 2020		2,630,000	2,627,588
Videotron LTEE, 6.875%, 2014		1,520,000	1,539,000
Virgin Media Finance PLC, 9.125%, 2016		1,720,000	1,836,100
Virgin Media Finance PLC, 9.5%, 2016		680,000	746,300

			$20,264,470
Chemicals - 2.4%
Ashland, Inc., 9.125%, 2017 (n)		$2,490,000	$2,838,600
Dow Chemical Co., 8.55%, 2019		1,500,000	1,832,875
Hexion Finance Escrow LLC, 8.875%, 2018 (n)		1,100,000	1,082,125
Hexion Specialty Chemicals, Inc., 9.75%, 2014		830,000	856,975
Linde Finance B.V., 6% to 2013, FRN to 2049	EUR	101,000	139,855
Lumena Resources Corp., 12%, 2014 (n)		$1,989,000	1,898,063
Lyondell Chemical Co., 11%, 2018		637,686	697,201
Momentive Performance Materials, Inc., 12.5%, 2014 (n)		1,438,000	1,617,750
Momentive Performance Materials, Inc., 11.5%, 2016		594,000	579,150
Mosaic Co., 7.625%, 2016 (n)		695,000	763,086
Sociedad Quimica y Minera de Chile, 5.5%, 2020 (z)		568,000	567,511
Solutia, Inc., 7.875%, 2020		910,000	939,575

			$13,812,766
Computer Software - 0.4%
Seagate Technology HDD Holdings, 6.375%, 2011		$1,967,000	$2,045,680

Computer Software - Systems - 0.3%
DuPont Fabros Technology, Inc., 8.5%, 2017 (n)		$1,465,000	$1,519,937

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Conglomerates - 0.3%
Actuant Corp., 6.875%, 2017	$1,495,000	$1,478,181

Construction - 0.2%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)	$1,262,000	$1,353,495

Consumer Products - 1.1%
ACCO Brands Corp., 10.625%, 2015 (n)	$140,000	$155,050
ACCO Brands Corp., 7.625%, 2015	435,000	414,338
Central Garden & Pet Co., 8.25%, 2018	765,000	782,212
Easton-Bell Sports, Inc., 9.75%, 2016 (n)	490,000	521,850
Fortune Brands, Inc., 5.125%, 2011	1,179,000	1,211,024
Jarden Corp., 7.5%, 2017	1,440,000	1,472,400
Libbey Glass, Inc., 10%, 2015 (n)	740,000	781,625
Visant Holding Corp., 8.75%, 2013	670,000	683,400

		$6,021,899
Consumer Services - 1.6%
Grupo Posadas S.A. de C.V., 9.25%, 2015 (n)	$219,000	$229,402
KAR Holdings, Inc., 10%, 2015	1,700,000	1,802,000
KAR Holdings, Inc., FRN, 4.344%, 2014	1,135,000	1,062,644
Realogy Corp., 10.5%, 2014	190,000	177,175
Service Corp. International, 7.375%, 2014	500,000	510,000
Service Corp. International, 7%, 2017	3,300,000	3,267,000
Ticketmaster Entertainment, Inc., 10.75%, 2016	1,890,000	2,126,250

		$9,174,471
Containers - 1.0%
Crown Americas LLC, 7.75%, 2015	$1,215,000	$1,260,563
Graham Packaging Holdings Co., 9.875%, 2014	1,625,000	1,694,063
Greif, Inc., 6.75%, 2017	1,515,000	1,526,363
Owens-Brockway Glass Container, Inc., 8.25%, 2013	905,000	918,575
Reynolds Group, 7.75%, 2016 (n)	470,000	486,450

		$5,886,014
Defense Electronics - 0.1%
ManTech International Corp., 7.25%, 2018 (z)	$610,000	$622,963

Electronics - 0.7%
Flextronics International Ltd., 6.25%, 2014	$296,000	$297,480
Freescale Semiconductor, Inc., 8.875%, 2014	865,000	852,025
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	500,000	540,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - continued
Freescale Semiconductor, Inc., 9.25%, 2018 (z)	$710,000	$738,400
Jabil Circuit, Inc., 7.75%, 2016	1,345,000	1,425,700

		$3,853,605
Emerging Market Quasi-Sovereign - 6.7%
Banco do Brasil (Cayman Branch), FRN, 8.5%, 2049	$738,000	$822,870
BNDES Participacoes S.A., 6.5%, 2019 (n)	607,000	644,937
BNDES Participacoes S.A., 5.5%, 2020 (n)	277,000	275,615
Citic Resources Holdings Ltd., 6.75%, 2014	1,078,000	1,099,560
Ecopetrol S.A., 7.625%, 2019	821,000	919,520
ELETROBRAS S.A., 6.875%, 2019 (n)	2,220,000	2,414,250
Gaz Capital S.A., 8.125%, 2014 (n)	1,540,000	1,699,775
KazMunaiGaz Finance B.V., 8.375%, 2013	1,078,000	1,192,538
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	3,491,000	4,398,660
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	713,000	839,558
KazMunaiGaz Finance B.V., 7%, 2020 (z)	497,000	505,698
Korea Development Bank, 4.375%, 2015	434,000	443,889
Majapahit Holding B.V., 7.25%, 2017	1,425,000	1,526,460
Majapahit Holding B.V., 7.25%, 2017 (n)	1,469,000	1,573,593
Majapahit Holding B.V., 8%, 2019 (n)	1,197,000	1,328,670
Majapahit Holding B.V., 7.75%, 2020 (n)	1,741,000	1,904,306
OAO Gazprom, 6.212%, 2016	1,886,000	1,923,909
Pemex Project Funding Master Trust, 5.75%, 2018	1,341,000	1,385,968
Petrobras International Finance Co., 7.875%, 2019	1,583,000	1,849,683
Petroleos Mexicanos, 8%, 2019	1,382,000	1,623,850
Petroleos Mexicanos, 6%, 2020 (n)	1,610,000	1,655,885
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	476,000	556,920
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	870,000	838,463
Qtel International Finance Ltd., 7.875%, 2019 (n)	974,000	1,124,854
Qtel International Finance Ltd., 7.875%, 2019	112,000	129,347
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	2,008,000	2,255,661
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	2,459,000	2,754,823

		$37,689,262
Emerging Market Sovereign - 8.3%
Dominican Republic, 7.5%, 2021 (z)	$453,000	$461,607
Kingdom of Bahrain, 5.5%, 2020 (n)	474,000	478,985
Republic of Argentina, 8.28%, 2033	3,570,690	2,651,238
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038	1,888,000	708,000
Republic of Argentina, FRN, 0.389%, 2012	1,953,150	1,755,957
Republic of Colombia, 7.375%, 2019	716,000	822,684
Republic of Colombia, 8.125%, 2024	679,000	816,498

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Colombia, 7.375%, 2037	$946,000	$1,054,790
Republic of Colombia, 6.125%, 2041	1,768,000	1,684,020
Republic of Indonesia, 6.875%, 2018	1,676,000	1,864,550
Republic of Indonesia, 6.875%, 2018 (n)	516,000	574,050
Republic of Indonesia, 11.625%, 2019 (n)	872,000	1,260,040
Republic of Indonesia, 11.625%, 2019	733,000	1,059,185
Republic of Indonesia, 5.875%, 2020 (n)	684,000	713,925
Republic of Indonesia, 7.75%, 2038 (n)	1,559,000	1,820,133
Republic of Panama, 8.875%, 2027	1,273,000	1,680,360
Republic of Panama, 9.375%, 2029	1,746,000	2,409,480
Republic of Panama, 6.7%, 2036	265,000	288,188
Republic of Peru, 7.35%, 2025	544,000	633,760
Republic of Peru, 8.75%, 2033	2,935,000	3,874,200
Republic of Philippines, 9.375%, 2017	1,576,000	2,011,291
Republic of Philippines, 6.5%, 2020	1,686,000	1,848,193
Republic of Philippines, 6.375%, 2034	2,181,000	2,172,712
Republic of Serbia, 6.75%, 2024	821,000	816,895
Republic of South Africa, 5.5%, 2020	999,000	1,013,985
Republic of Turkey, 7%, 2019	1,953,000	2,148,300
Republic of Venezuela, 5.75%, 2016	3,742,000	2,694,240
Republic of Venezuela, 7.65%, 2025	1,345,000	867,525
Republic of Vietnam, 6.75%, 2020	808,000	843,350
Russian Federation, 7.5%, 2030	2,071,840	2,373,500
Ukraine Government International, 6.58%, 2016	1,418,000	1,372,766
United Mexican States, 5.625%, 2017	1,364,000	1,462,890
United Mexican States, 5.95%, 2019	268,000	288,368

		$46,525,665
Energy - Independent - 3.6%
Anadarko Petroleum Corp., 6.45%, 2036	$270,000	$280,477
Anadarko Petroleum Corp., 6.2%, 2040	590,000	597,197
Chaparral Energy, Inc., 8.875%, 2017	1,200,000	1,170,000
Chesapeake Energy Corp., 9.5%, 2015	505,000	553,606
Chesapeake Energy Corp., 6.375%, 2015	695,000	688,050
Chesapeake Energy Corp., 6.875%, 2016	710,000	708,225
Forest Oil Corp., 8.5%, 2014	245,000	260,312
Hilcorp Energy I LP, 9%, 2016 (n)	1,415,000	1,457,450
McMoRan Exploration Co., 11.875%, 2014	1,045,000	1,115,538
Newfield Exploration Co., 6.625%, 2014	435,000	442,613
Newfield Exploration Co., 6.625%, 2016	400,000	405,000
OPTI Canada, Inc., 8.25%, 2014	1,040,000	998,400
Penn Virginia Corp., 10.375%, 2016	1,610,000	1,762,950
Petrohawk Energy Corp., 10.5%, 2014	845,000	933,725

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Pioneer Natural Resources Co., 6.875%, 2018	$1,400,000	$1,444,513
Pioneer Natural Resources Co., 7.5%, 2020	1,015,000	1,078,688
Plains Exploration & Production Co., 7%, 2017	1,795,000	1,777,050
Quicksilver Resources, Inc., 8.25%, 2015	1,120,000	1,153,600
Range Resources Corp., 8%, 2019	960,000	1,036,800
SandRidge Energy, Inc., 8%, 2018 (n)	845,000	830,213
Southwestern Energy Co., 7.5%, 2018	1,400,000	1,529,500

		$20,223,907
Energy - Integrated - 0.9%
CCL Finance Ltd., 9.5%, 2014 (n)	$2,118,000	$2,425,110
CCL Finance Ltd., 9.5%, 2014	471,000	539,295
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	1,327,000	1,463,017
TNK-BP Finance S.A., 6.25%, 2015 (n)	292,000	303,680
TNK-BP Finance S.A., 7.25%, 2020 (n)	357,000	367,710

		$5,098,812
Entertainment - 0.8%
AMC Entertainment, Inc., 11%, 2016	$1,895,000	$2,027,650
AMC Entertainment, Inc., 8.75%, 2019	890,000	943,400
Cinemark USA, Inc., 8.625%, 2019	1,220,000	1,293,200

		$4,264,250
Financial Institutions - 2.5%
CIT Group, Inc., 7%, 2014	$1,090,000	$1,051,850
CIT Group, Inc., 7%, 2017	3,250,000	3,091,562
CIT Group, Inc., 10.25%, 2017	600,000	622,500
GMAC, Inc., 7%, 2012	330,000	335,362
GMAC, Inc., 6.75%, 2014	1,870,000	1,865,325
GMAC, Inc., 8%, 2031	2,468,000	2,406,300
International Lease Finance Corp., 5.875%, 2013	1,248,000	1,178,340
International Lease Finance Corp., 5.625%, 2013	2,310,000	2,144,951
International Lease Finance Corp., 8.75%, 2017 (n)	845,000	838,662
Nationstar Mortgage LLC, 10.875%, 2015 (z)	390,000	376,350

		$13,911,202
Food & Beverages - 2.3%
Anheuser-Busch InBev, 7.75%, 2019 (n)	$2,000,000	$2,407,272
ARAMARK Corp., 8.5%, 2015	1,495,000	1,534,244
B&G Foods, Inc., 7.625%, 2018	395,000	405,862
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)	1,310,000	1,388,600
Constellation Brands, Inc., 7.25%, 2016	1,615,000	1,657,394
Del Monte Foods Co., 6.75%, 2015	1,825,000	1,877,469

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - continued
Pinnacle Foods Finance LLC, 9.25%, 2015		$1,115,000	$1,159,600
Smithfield Foods, Inc., 7.75%, 2017		460,000	454,825
TreeHouse Foods, Inc., 7.75%, 2018		685,000	714,112
Tyson Foods, Inc., 7.85%, 2016		1,520,000	1,649,200

			$13,248,578
Food & Drug Stores - 0.3%
CVS Caremark Corp., 6.125%, 2016		$1,300,000	$1,447,485

Forest & Paper Products - 2.1%
Boise, Inc., 8%, 2020 (n)		$1,100,000	$1,133,000
Buckeye Technologies, Inc., 8.5%, 2013		507,000	517,774
Cascades, Inc., 7.75%, 2017 (n)		1,025,000	1,042,937
Fibria, 9.25%, 2019 (n)		310,000	360,375
Fibria Overseas Finance Ltd., 7.5%, 2020 (z)		1,030,000	1,033,090
Georgia-Pacific Corp., 7.125%, 2017 (n)		2,395,000	2,526,725
Georgia-Pacific Corp., 8%, 2024		890,000	961,200
Georgia-Pacific Corp., 7.25%, 2028		270,000	274,050
Graphic Packaging International Corp., 9.5%, 2013		840,000	863,100
Grupo Papelero Scribe S.A., 8.875%, 2020 (n)		698,000	680,413
Jefferson Smurfit Corp., 8.25%, 2012 (d)		630,000	632,363
JSG Funding PLC, 7.75%, 2015		65,000	63,456
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	600,000	830,825
UPM-Kymmene Corp., 6.125%, 2012	EUR	100,000	140,286
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$883,000	889,622

			$11,949,216
Gaming & Lodging - 3.3%
Ameristar Casinos, Inc., 9.25%, 2014		$1,245,000	$1,307,250
Boyd Gaming Corp., 6.75%, 2014		690,000	638,250
Firekeepers Development Authority, 13.875%, 2015 (n)		360,000	417,600
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		405,000	5,569
Gaylord Entertainment Co., 6.75%, 2014		1,115,000	1,078,763
GWR Operating Partnership LLP, 10.875%, 2017 (z)		710,000	706,450
Harrah’s Operating Co., Inc., 11.25%, 2017		1,500,000	1,635,000
Harrah’s Operating Co., Inc., 10%, 2018		2,000	1,730
Harrah’s Operating Co., Inc., 10%, 2018		490,000	423,850
Host Hotels & Resorts, Inc., 6.75%, 2016		990,000	1,009,800
Host Hotels & Resorts, Inc., 9%, 2017 (n)		745,000	812,050
MGM Mirage, 10.375%, 2014 (n)		190,000	208,050
MGM Mirage, 7.5%, 2016		1,020,000	900,150
MGM Mirage, 11.125%, 2017 (n)		470,000	534,037

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Gaming & Lodging - continued
MGM Mirage, 11.375%, 2018 (n)		$1,295,000	$1,330,612
MGM Mirage, 9%, 2020 (n)		545,000	572,250
Midwest Gaming, Inc., 11.625%, 2016 (n)		305,000	313,387
Penn National Gaming, Inc., 8.75%, 2019 (n)		1,555,000	1,621,087
Pinnacle Entertainment, Inc., 7.5%, 2015		720,000	693,000
Royal Caribbean Cruises Ltd., 7%, 2013		320,000	332,000
Royal Caribbean Cruises Ltd., 11.875%, 2015		1,425,000	1,717,125
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		990,000	1,019,700
Station Casinos, Inc., 6%, 2012 (d)		1,080,000	78,300
Station Casinos, Inc., 6.5%, 2014 (d)		325,000	2,844
Station Casinos, Inc., 6.875%, 2016 (d)		1,450,000	12,760
Wyndham Worldwide Corp., 6%, 2016		1,415,000	1,409,090

			$18,780,704
Industrial - 0.8%
Altra Holdings, Inc., 8.125%, 2016 (n)		$595,000	$604,670
Aquilex Corp., 11.125%, 2016 (n)		270,000	292,950
Baldor Electric Co., 8.625%, 2017		1,760,000	1,861,200
Great Lakes Dredge & Dock Corp., 7.75%, 2013		725,000	733,156
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)		720,000	756,000
RBS Global, Inc. & Rexnord LLC, 8.5%, 2018 (z)		510,000	511,275

			$4,759,251
Insurance - 2.1%
AIG SunAmerica Global Financing X, 6.9%, 2032 (n)		$2,384,000	$2,375,728
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	140,000	182,675
American International Group, Inc., 8.175%, to 2038, FRN to 2058		$1,670,000	1,446,637
ING Groep N.V., 5.775% to 2015, FRN to 2049		4,595,000	3,965,163
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		1,500,000	1,755,000
Unum Group, 7.125%, 2016		1,829,000	2,009,361

			$11,734,564
Insurance - Property & Casualty - 1.1%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)		$1,615,000	$1,881,475
USI Holdings Corp., FRN, 4.31%, 2014 (n)		1,495,000	1,274,488
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		2,310,000	2,229,150
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)		146,000	139,485
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)		680,000	651,100

			$6,175,698
International Market Quasi-Sovereign - 0.8%
Bank of Ireland, 2.75%, 2012 (n)		$1,520,000	$1,516,599

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Quasi-Sovereign - continued
Canada Housing Trust, 4.6%, 2011 (n)	CAD	294,000	$300,851
Irish Life & Permanent PLC, 3.6%, 2013 (n)		$2,500,000	2,519,785

			$4,337,235
International Market Sovereign - 6.7%
Federal Republic of Germany, 5.25%, 2010	EUR	1,342,000	$1,801,172
Federal Republic of Germany, 3.75%, 2015	EUR	1,318,000	1,897,696
Federal Republic of Germany, 4.25%, 2018	EUR	357,000	526,297
Federal Republic of Germany, 6.25%, 2030	EUR	489,000	887,023
Government of Canada, 4.5%, 2015	CAD	531,000	559,861
Government of Canada, 5.75%, 2033	CAD	96,000	118,409
Government of Japan, 1.5%, 2012	JPY	318,000,000	3,480,241
Government of Japan, 1.3%, 2014	JPY	131,000,000	1,448,001
Government of Japan, 1.7%, 2017	JPY	372,600,000	4,215,598
Government of Japan, 2.2%, 2027	JPY	358,200,000	3,967,110
Kingdom of Belgium, 5.5%, 2017	EUR	218,000	338,192
Kingdom of Spain, 5.35%, 2011	EUR	1,307,000	1,830,521
Kingdom of Sweden, 4.5%, 2015	SEK	1,965,000	300,914
Kingdom of the Netherlands, 3.75%, 2014	EUR	770,000	1,105,347
Kingdom of the Netherlands, 5.5%, 2028	EUR	262,000	431,340
Republic of Austria, 4.65%, 2018	EUR	774,000	1,144,232
Republic of Finland, 3.875%, 2017	EUR	531,000	756,589
Republic of France, 4.75%, 2012	EUR	406,000	589,431
Republic of France, 4.75%, 2035	EUR	789,000	1,194,960
Republic of Ireland, 4.6%, 2016	EUR	939,000	1,256,920
Republic of Italy, 4.75%, 2013	EUR	3,231,000	4,606,705
Republic of Italy, 5.25%, 2017	EUR	1,575,000	2,358,324
United Kingdom Treasury, 8%, 2015	GBP	943,000	1,824,959
United Kingdom Treasury, 8%, 2021	GBP	304,000	631,026
United Kingdom Treasury, 4.25%, 2036	GBP	432,000	638,178

			$37,909,046
Machinery & Tools - 0.6%
Case Corp., 7.25%, 2016		$440,000	$458,700
Case New Holland, Inc., 7.125%, 2014		1,735,000	1,774,038
Rental Service Corp., 9.5%, 2014		1,120,000	1,150,800

			$3,383,538
Major Banks - 3.1%
Banco Internacional del Peru, 8.5% to 2020, FRN to 2070 (z)		$249,000	$256,470
Banco PanAmericano S.A., 8.5%, 2020 (z)		665,000	660,013
Bank of America Corp., 5.65%, 2018		2,000,000	2,024,288
Bank of America Corp., 8% to 2018, FRN to 2049		3,040,000	3,060,277

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Major Banks - continued
Bank of Ireland, 7.4%, 2049	EUR	250,000	$282,933
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		$2,099,000	1,931,080
BNP Paribas Capital Trust III, 6.625% to 2011, FRN to 2049	EUR	100,000	131,880
Credit Suisse (USA), Inc., 6%, 2018		$1,500,000	1,603,242
Goldman Sachs Group, Inc., 7.5%, 2019		2,000,000	2,220,612
JPMorgan Chase Capital XXVII, 7%, 2039		410,000	421,489
Morgan Stanley, 6.625%, 2018		2,000,000	2,120,496
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049		599,000	595,176
National Westminster Bank PLC, FRN, 2.784%, 2049	EUR	330,000	342,715
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)		$435,000	319,725
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049		835,000	713,925
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)		990,000	1,020,583

			$17,704,904
Medical & Health Technology & Services - 5.2%
Biomet, Inc., 10%, 2017		$560,000	$616,000
Biomet, Inc., 11.625%, 2017		925,000	1,036,000
Community Health Systems, Inc., 8.875%, 2015		2,955,000	3,102,750
Cooper Cos., Inc., 7.125%, 2015		1,020,000	1,023,825
Dasa Finance Corp., 8.75%, 2018		800,000	864,000
DaVita, Inc., 6.625%, 2013		198,000	199,980
DaVita, Inc., 7.25%, 2015		1,356,000	1,383,120
Fisher Scientific International, Inc., 6.125%, 2015		1,500,000	1,556,250
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		875,000	984,375
HCA, Inc., 8.75%, 2010		1,220,000	1,244,400
HCA, Inc., 9.25%, 2016		4,555,000	4,925,094
HCA, Inc., 8.5%, 2019 (n)		765,000	840,544
HealthSouth Corp., 8.125%, 2020		1,810,000	1,828,100
Owens & Minor, Inc., 6.35%, 2016		1,420,000	1,376,081
Psychiatric Solutions, Inc., 7.75%, 2015		410,000	418,200
Psychiatric Solutions, Inc., 7.75%, 2015 (n)		440,000	448,800
Tenet Healthcare Corp., 9.25%, 2015		1,560,000	1,669,200
U.S. Oncology, Inc., 10.75%, 2014		1,090,000	1,136,325
United Surgical Partners International, Inc., 8.875%, 2017		325,000	338,406
United Surgical Partners International, Inc., 9.25%, 2017 (p)		415,000	435,750
Universal Hospital Services, Inc., 8.5%, 2015 (p)		1,300,000	1,290,250
Vanguard Health Systems, Inc., 8%, 2018 (n)		965,000	955,350
VWR Funding, Inc., 10.25%, 2015 (p)		1,690,000	1,782,950

			$29,455,750
Metals & Mining - 2.7%
Arch Western Finance LLC, 6.75%, 2013		$1,410,000	$1,420,575

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
Bumi Capital Pte Ltd., 12%, 2016 (n)	$734,000	$810,189
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	725,000	743,125
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	725,000	746,750
CONSOL Energy, Inc., 8%, 2017 (n)	755,000	797,469
CONSOL Energy, Inc., 8.25%, 2020 (n)	505,000	537,825
FMG Finance Ltd., 10.625%, 2016 (n)	960,000	1,128,000
Gerdau Holdings, Inc., 7%, 2020 (n)	1,226,000	1,282,702
International Steel Group, Inc., 6.5%, 2014	1,300,000	1,429,708
Peabody Energy Corp., 5.875%, 2016	1,420,000	1,412,900
Rearden G Holdings Eins GmbH, 7.875%, 2020 (n)	213,000	220,135
Southern Copper Corp., 5.375%, 2020	220,000	221,746
Southern Copper Corp., 7.5%, 2035	2,746,000	2,938,127
Southern Copper Corp., 6.75%, 2040	744,000	749,896
U.S. Steel Corp., 7.375%, 2020	760,000	780,900

		$15,220,047
Natural Gas - Distribution - 0.6%
AmeriGas Partners LP, 7.25%, 2015	$1,830,000	$1,866,600
AmeriGas Partners LP, 7.125%, 2016	15,000	15,338
Ferrellgas Partners LP, 8.625%, 2020	895,000	910,662
Inergy LP, 6.875%, 2014	650,000	650,000

		$3,442,600
Natural Gas - Pipeline - 1.7%
Atlas Pipeline Partners LP, 8.125%, 2015	$1,800,000	$1,773,000
Atlas Pipeline Partners LP, 8.75%, 2018	375,000	369,375
CenterPoint Energy, Inc., 7.875%, 2013	1,250,000	1,433,750
Crosstex Energy, Inc., 8.875%, 2018 (n)	500,000	520,000
El Paso Corp., 8.25%, 2016	925,000	1,003,625
El Paso Corp., 7%, 2017	1,330,000	1,366,425
El Paso Corp., 7.75%, 2032	749,000	750,511
Kinder Morgan Energy Partners LP, 5.125%, 2014	1,147,000	1,236,360
MarkWest Energy Partners LP, 6.875%, 2014	925,000	906,500
MarkWest Energy Partners LP, 8.75%, 2018	220,000	227,975

		$9,587,521
Network & Telecom - 3.2%
Axtel S.A.B. de C.V., 9%, 2019 (n)	$1,530,000	$1,545,300
BellSouth Corp., 6.55%, 2034	3,213,000	3,402,917
Cincinnati Bell, Inc., 8.25%, 2017	1,080,000	1,096,200
Cincinnati Bell, Inc., 8.75%, 2018	1,220,000	1,235,250
Citizens Communications Co., 9%, 2031	1,230,000	1,242,300
New Communications Holdings, Inc., 8.25%, 2017 (z)	290,000	298,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - continued
New Communications Holdings, Inc., 8.5%, 2020 (z)	$670,000	$690,100
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	715,000	765,944
Qwest Communications International, Inc., 8%, 2015 (n)	1,480,000	1,587,300
Qwest Communications International, Inc., 7.125%, 2018 (n)	950,000	980,875
Qwest Corp., 8.375%, 2016	457,000	520,980
Telefonica Emisiones S.A.U., 2.582%, 2013	1,050,000	1,052,779
Telemar Norte Leste S.A., 9.5%, 2019 (n)	1,753,000	2,086,070
Windstream Corp., 8.625%, 2016	1,545,000	1,581,694

		$18,086,409
Oil Services - 0.8%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$930,000	$855,600
Basic Energy Services, Inc., 7.125%, 2016	335,000	297,313
Edgen Murray Corp., 12.25%, 2015 (z)	360,000	354,600
Expro Finance Luxembourg, 8.5%, 2016 (n)	620,000	635,500
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	1,095,000	1,140,169
Pioneer Drilling Co., 9.875%, 2018 (n)	790,000	813,700
Trico Shipping A.S., 11.875%, 2014 (n)	335,000	338,769

		$4,435,651
Oils - 0.1%
Petroplus Holdings AG, 9.375%, 2019 (n)	$650,000	$620,750

Other Banks & Diversified Financials - 4.4%
Banco ABC Brasil S.A., 7.875%, 2020 (n)	$505,000	$491,112
Banco BMG S.A., 9.95%, 2019 (n)	1,594,000	1,731,809
Banco Votorantim S.A., 7.375%, 2020 (n)	1,329,000	1,368,870
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (z)	1,957,000	1,965,456
Bank of Moscow Capital PLC, 6.699%, 2015 (n)	2,483,000	2,492,311
Bosphorus Financial Services Ltd., FRN, 2.05%, 2012	1,000,000	977,447
Capital One Financial Corp., 10.25%, 2039	1,110,000	1,332,000
Citigroup Capital XXI, FRN, 8.3%, 2057	1,250,000	1,250,000
Citigroup, Inc., 6.125%, 2018	1,500,000	1,555,449
Financiera Independencia, 10%, 2015 (n)	1,127,000	1,135,452
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	1,958,000	2,354,299
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020 (z)	2,209,000	2,241,572
LBG Capital No.1 PLC, 7.875%, 2020 (n)	1,140,000	1,043,100
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	626,000	622,245
Santander UK PLC, 8.963% to 2030, FRN to 2049	855,000	949,548
VTB Capital S.A., 6.465%, 2015 (n)	1,445,000	1,463,062
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	1,510,000	1,541,168

		$24,514,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pollution Control - 0.1%
Allied Waste North America, Inc., 7.125%, 2016	$625,000	$682,031

Precious Metals & Minerals - 0.6%
Alrosa Finance S.A., 8.875%, 2014	$358,000	$391,115
Teck Resources Ltd., 9.75%, 2014	985,000	1,196,775
Teck Resources Ltd., 10.25%, 2016	745,000	897,725
Teck Resources Ltd., 10.75%, 2019	750,000	933,750

		$3,419,365
Printing & Publishing - 0.6%
American Media Operations, Inc., 9%, 2013 (p)(z)	$31,123	$18,798
American Media Operations, Inc., 14%, 2013 (p)(z)	318,400	184,177
McClatchy Co., 11.5%, 2017 (n)	505,000	540,350
Nielsen Finance LLC, 10%, 2014	1,835,000	1,926,750
Nielsen Finance LLC, 11.5%, 2016	725,000	822,875

		$3,492,950
Railroad & Shipping - 0.3%
Kansas City Southern Railway, 8%, 2015	$1,580,000	$1,670,850

Real Estate - 0.6%
CB Richard Ellis Group, Inc., 11.625%, 2017	$365,000	$414,275
Country Garden Holdings Co. Ltd., 11.25%, 2017 (z)	296,000	292,300
Simon Property Group, Inc., REIT, 10.35%, 2019	2,200,000	2,850,828

		$3,557,403
Retailers - 2.5%
Couche-Tard, Inc., 7.5%, 2013	$715,000	$729,300
Dollar General Corp., 11.875%, 2017 (p)	454,000	533,450
Express Parent LLC, 8.75%, 2018 (n)	550,000	566,500
Home Depot, Inc., 5.875%, 2036	846,000	846,503
Limited Brands, Inc., 6.9%, 2017	630,000	655,200
Limited Brands, Inc., 6.95%, 2033	360,000	324,000
Macy’s, Inc., 5.75%, 2014	1,725,000	1,804,781
Macy’s, Inc., 5.9%, 2016	1,080,000	1,112,400
Neiman Marcus Group, Inc., 10.375%, 2015	2,250,000	2,370,938
QVC, Inc., 7.375%, 2020 (z)	800,000	812,000
Sally Beauty Holdings, Inc., 10.5%, 2016	1,255,000	1,377,363
Toys “R” Us, Inc., 7.625%, 2011	370,000	383,875
Toys “R” Us, Inc., 10.75%, 2017 (n)	1,545,000	1,753,575
Toys “R” Us, Inc., 8.5%, 2017 (n)	660,000	697,950

		$13,967,835

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Stores - 0.1%
GSC Holdings Corp., 8%, 2012	$440,000	$456,500
Payless ShoeSource, Inc., 8.25%, 2013	227,000	232,108

		$688,608
Supermarkets - 0.3%
Delhaize America, Inc., 9%, 2031	$983,000	$1,306,119
SUPERVALU, Inc., 8%, 2016	575,000	585,062

		$1,891,181
Supranational - 0.4%
Central American Bank, 4.875%, 2012 (n)	$521,000	$543,534
Eurasian Development Bank, 7.375%, 2014 (n)	260,000	279,500
European Investment Bank, 5.125%, 2017	1,500,000	1,667,523

		$2,490,557
Telecommunications - Wireless - 2.8%
Clearwire Corp., 12%, 2015 (n)	$855,000	$887,062
Cricket Communications, Inc., 7.75%, 2016	735,000	762,562
Crown Castle International Corp., 9%, 2015	2,330,000	2,501,838
Crown Castle International Corp., 7.75%, 2017 (n)	470,000	511,125
Crown Castle International Corp., 7.125%, 2019	370,000	371,850
Crown Castle Towers LLC, 6.113%, 2020 (n)	420,000	446,467
Digicel Group Ltd., 12%, 2014 (n)	400,000	458,000
Digicel Group Ltd., 8.25%, 2017 (n)	1,140,000	1,165,650
Digicel Group Ltd., 10.5%, 2018 (n)	195,000	208,162
Net Servicos de Comunicacao S.A., 7.5%, 2020 (n)	1,055,000	1,105,112
Nextel Communications, Inc., 6.875%, 2013	665,000	653,363
NII Holdings, Inc., 10%, 2016 (n)	820,000	910,200
Pontis Ltd., 6.25%, 2010 (z)	322,000	320,390
SBA Communications Corp., 8%, 2016 (n)	340,000	358,700
SBA Communications Corp., 8.25%, 2019 (n)	295,000	316,387
Sprint Capital Corp., 6.875%, 2028	440,000	382,800
Sprint Nextel Corp., 8.375%, 2017	1,185,000	1,224,994
Sprint Nextel Corp., 8.75%, 2032	1,610,000	1,610,000
Wind Acquisition Finance S.A., 12%, 2015 (n)	1,602,000	1,710,135

		$15,904,797
Telephone Services - 0.2%
Frontier Communications Corp., 8.125%, 2018	$985,000	$1,009,625

Tobacco - 0.6%
Alliance One International, Inc., 10%, 2016 (n)	$765,000	$810,900
Alliance One International, Inc., 10%, 2016 (n)	365,000	386,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Tobacco - continued
Reynolds American, Inc., 6.75%, 2017	$2,016,000	$2,175,470

		$3,373,270
Transportation - Services - 1.0%
Commercial Barge Line Co., 12.5%, 2017	$1,445,000	$1,582,275
Erac USA Finance Co., 7%, 2037 (n)	878,000	936,260
Hertz Corp., 8.875%, 2014	2,130,000	2,199,225
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	795,000	810,900

		$5,528,660
U.S. Treasury Obligations - 4.4%
U.S. Treasury Bonds, 8%, 2021	$7,000,000	$9,677,500
U.S. Treasury Bonds, 5.375%, 2031	3,386,000	3,844,166
U.S. Treasury Bonds, 4.5%, 2036 (f)	11,029,000	11,087,586

		$24,609,252
Utilities - Electric Power - 4.0%
AES Corp., 8%, 2017	$2,810,000	$2,894,300
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	805,000	890,240
Beaver Valley Funding Corp., 9%, 2017	1,699,000	1,870,055
Calpine Corp., 8%, 2016 (n)	940,000	972,900
CenterPoint Energy, Inc., 6.5%, 2018	600,000	654,100
Colbun S.A., 6%, 2020 (n)	997,000	1,010,731
Dubai Electricity & Water Authority, 8.5%, 2015 (z)	595,000	613,291
Dynegy Holdings, Inc., 7.5%, 2015	2,085,000	1,834,800
Dynegy Holdings, Inc., 7.75%, 2019	450,000	360,000
Edison Mission Energy, 7%, 2017	2,115,000	1,541,306
Energy Future Holdings Corp., 10%, 2020 (n)	1,135,000	1,191,750
Mirant North America LLC, 7.375%, 2013	1,630,000	1,674,825
NRG Energy, Inc., 7.375%, 2016	1,710,000	1,692,900
System Energy Resources, Inc., 5.129%, 2014 (z)	1,147,839	1,180,862
Texas Competitive Electric Holdings LLC, 10.25%, 2015	3,110,000	2,332,500
Waterford 3 Funding Corp., 8.09%, 2017	1,516,224	1,561,302

		$22,275,862
Total Bonds (Identified Cost, $594,298,574)		$626,141,150

Convertible Bonds - 0.0%
Automotive - 0.0%
Accuride Corp., 7.5%, 2020 (Identified Cost, $99,273)	$99,273	$254,139

Portfolio of Investments (unaudited) – continued

Floating Rate Loans (g)(r) - 1.3%
Issuer	Shares/Par	Value ($)

Aerospace - 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$465,990	$466,863

Automotive - 0.5%
Accuride Corp., Term Loan, 9.75%, 2012	$62,041	$61,979
Allison Transmission, Inc., Term Loan B, 3.01%, 2014	747,742	713,886
Ford Motor Co., Term Loan, 3.28%, 2013	1,920,889	1,851,858

		$2,627,723
Broadcasting - 0.0%
Gray Television, Inc., Term Loan B, 3.8%, 2014	$205,914	$201,625
Local TV Finance LLC, Term Loan B, 2.3%, 2013	82,973	75,851

		$277,476
Consumer Services - 0.1%
Realogy Corp., Letter of Credit, 2013 (o)	$112,060	$101,259
Realogy Corp., Term Loan, 2013 (o)	416,223	376,104

		$477,363
Financial Institutions - 0.0%
American General Financial Corp., Term Loan B, 7.25%, 2015	$146,115	$146,370

Gaming & Lodging - 0.1%
Motorcity Casino, Term Loan B, 2012 (o)	$746,273	$737,256

Specialty Stores - 0.1%
Michaels Stores, Inc., Term Loan B1, 2.53%, 2013	$440,733	$422,063

Utilities - Electric Power - 0.4%
Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.75%, 2014 (o)	$1,535,241	$1,257,171
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.75%, 2014	1,103,091	897,180

		$2,154,351
Total Floating Rate Loans (Identified Cost, $7,132,994)		$7,309,465

Preferred Stocks - 0.2%
Financial Institutions - 0.2%
GMAC, Inc., 7% (z) (Identified Cost, $803,688)	1,064	$903,635

Portfolio of Investments (unaudited) – continued

Common Stocks - 0.6%
Issuer	Shares/Par	Value ($)

Automotive - 0.0%
Accuride Corp. (a)	69,490	$95,201

Broadcasting - 0.1%
Dex One Corp. (a)	11,859	$359,446
Supermedia, Inc. (a)	394	17,691

		$377,137
Chemicals - 0.4%
LyondellBasell Industries N.V., “A” (a)	57,558	$1,283,543
LyondellBasell Industries N.V., “B” (a)	43,532	979,470

		$2,263,013
Construction - 0.1%
Nortek, Inc. (a)	16,882	$793,454

Printing & Publishing - 0.0%
American Media, Inc. (a)	5,455	$33,385
Golden Books Family Entertainment, Inc. (a)	19,975	0

		$33,385
Total Common Stocks (Identified Cost, $2,696,961)		$3,562,190

Rights - 0.0%
Emerging Market Sovereign - 0.0%
Banco Central del Uruguay, Value Recovery Rights, Expiring January 2021 (a) (Identified Cost, $0)	1,250,000	$0

Money Market Funds (v) - 1.8%
MFS Institutional Money Market Portfolio, 0.19%, at Cost and Net Asset Value	10,202,895	$10,202,895
Total Investments (Identified Cost, $615,234,385)		$648,373,474

Other Assets, Less Liabilities - (15.1)%		(85,217,082)
Net Assets - 100.0%		$563,156,392

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $170,017,953, representing 30.19% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.088%, 2045	9/21/04	$1,744,270	$105,000
Allbritton Communications Co., 8%, 2018	4/22/10	595,000	595,000
American Media Operations, Inc., 9%, 2013	1/29/09-10/15/09	22,288	18,798
American Media Operations, Inc., 14%, 2013	1/29/09-10/15/09	194,627	184,177
Banco Internacional del Peru, 8.5% to 2020, FRN to 2070	4/16/10	249,000	256,470
Banco PanAmericano S.A., 8.5%, 2020	4/19/10	659,507	660,013
Bank of China (Hong Kong) Ltd., 5.55%, 2020	4/12/10	1,947,626	1,965,456
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.864%, 2040	3/01/06	3,137,801	1,137,453
Charter Communications Holding Co. LLC, 7.875%, 2018	4/14/10	300,000	305,250
Charter Communications Holding Co. LLC, 8.125%, 2020	4/14/10	200,000	204,500
Country Garden Holdings Co. Ltd., 11.25%, 2017	4/15/10	294,248	292,300
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	1,969,453	2,049,110
Dominican Republic, 7.5%, 2021	4/29/10	453,000	461,607
Dubai Electricity & Water Authority, 8.5%, 2015	4/15/10	595,000	613,291

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Current Market Value
Edgen Murray Corp., 12.25%, 2015	4/13/10-4/14/10	$354,409	$354,600
Falcon Franchise Loan LLC, FRN, 3.968%, 2025	1/29/03	549,877	188,294
Fibria Overseas Finance Ltd., 7.5%, 2020	4/29/10	1,021,101	1,033,090
Freescale Semiconductor, Inc., 9.25%, 2018	4/07/10	710,000	738,400
GMAC LLC, FRN, 6.02%, 2033	11/17/00	2,518,192	2,474,481
GMAC, Inc., 7% (Preferred Stock)	12/26/08-3/12/10	803,688	903,635
GWR Operating Partnership LLP, 10.875%, 2017	3/30/10-3/31/10	683,291	706,450
Gray Television, Inc., 10.5%, 2015	4/21/10	397,250	406,519
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020	4/15/10	2,209,000	2,241,572
KazMunaiGaz Finance B.V., 7%, 2020	4/28/10	488,268	505,698
Local TV Finance LLC, 9.25%, 2015	11/09/07-11/30/09	651,419	471,515
ManTech International Corp., 7.25%, 2018	4/08/10-4/16/10	618,450	622,963
Morgan Stanley Capital I, Inc., FRN, 1.258%, 2039	7/20/04	327,694	417,644
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	379,263	376,350
New Communications Holdings, Inc., 8.25%, 2017	3/26/10	290,000	298,700
New Communications Holdings, Inc., 8.5%, 2020	4/20/10	687,587	690,100
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	2,490,000	2,479,666
Pontis Ltd., 6.25%, 2010	4/14/10	322,000	320,390
Prudential Securities Secured Financing Corp., FRN, 7.254%, 2013	12/06/04	2,865,414	2,332,277
QVC, Inc., 7.375%, 2020	3/17/10-3/26/10	802,212	812,000
RBS Global, Inc. & Rexnord LLC, 8.5%, 2018	4/21/10	510,000	511,275
Sociedad Quimica y Minera de Chile, 5.5%, 2020	4/14/10	566,960	567,511
System Energy Resources, Inc., 5.129%, 2014	4/16/04	1,147,839	1,180,862
Total Restricted Securities			$29,482,417
% of Net Assets			5.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
TWD	Taiwan Dollar

Derivative Contracts at 4/30/10

Forward Foreign Currency Exchange Contracts at 4/30/10

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	UBS AG	3,020,000	7/12/10	$2,763,662	$2,772,269	$8,607
BUY	BRL	Deutsche Bank AG	2,478,430	5/04/10	1,361,775	1,425,819	64,044
SELL	BRL	Deutsche Bank AG	2,478,430	5/04/10	1,430,964	1,425,819	5,145
BUY	CAD	HSBC Bank	395,580	5/10/10	385,180	389,434	4,254
SELL	CNY	Deutsche Bank AG	6,082,000	5/17/10	894,017	891,701	2,316
SELL	CNY	HSBC Bank	12,127,000	5/17/10	1,783,382	1,777,978	5,404
BUY	EUR	UBS AG	892,643	5/04/10	1,182,574	1,188,510	5,936
SELL	EUR	Deutsche Bank AG	892,643	5/04/10	1,203,609	1,188,510	15,099
SELL	EUR	Goldman Sachs International	2,100,000	6/14/10	2,834,685	2,796,438	38,247
SELL	EUR	UBS AG	17,363,748	6/14/10	23,726,261	23,122,215	604,046
BUY	INR	Deutsche Bank AG	55,677,065	5/28/10	1,251,170	1,252,305	1,135
SELL	JPY	Goldman Sachs International	120,724,240	7/12/10	1,294,033	1,286,034	7,999
SELL	JPY	JPMorgan Chase Bank N.A	1,176,759,332	7/12/10	12,616,291	12,535,612	80,679
SELL	JPY	Merrill Lynch International Bank	179,255,486	7/12/10	1,922,435	1,909,547	12,888

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	KRW	Deutsche Bank AG London	3,132,532,000	5/03/10-6/28/10	$2,776,736	$2,824,170	$47,434
BUY	KRW	Merrill Lynch International Bank	3,117,192,000	5/03/10-6/28/10	2,768,167	2,810,340	42,173
BUY	MXN	Merrill Lynch International Bank	17,090,000	5/04/10	1,332,658	1,388,048	55,390
SELL	MXN	Merrill Lynch International Bank	17,090,000	5/04/10	1,397,841	1,388,048	9,793
BUY	PHP	JPMorgan Chase Bank N.A	124,976,000	5/14/10-5/28/10	2,786,076	2,805,684	19,608
BUY	PLN	Barclays Bank PLC	3,735	5/04/10	1,263	1,267	4
BUY	PLN	Citibank N.A.	4,163,000	6/30/10	1,403,324	1,406,225	2,901
SELL	PLN	HSBC Bank	3,682,500	5/04/10	1,306,130	1,249,046	57,084
SELL	SEK	Credit Suisse Group	2,223,895	7/12/10	307,869	307,119	750
BUY	TRY	HSBC Bank	2,014,000	5/11/10	1,297,764	1,351,286	53,522
BUY	TRY	JPMorgan Chase Bank N.A	2,117,000	5/11/10	1,412,181	1,420,393	8,212
BUY	TWD	JPMorgan Chase Bank N.A	43,109,000	5/10/10	1,369,409	1,376,784	7,375

							$1,160,045

Liability Derivatives
BUY	BRL	Deutsche Bank AG	2,478,430	6/02/10	$1,422,177	$1,417,390	$(4,787)
BUY	CNY	Deutsche Bank AG	12,164,000	5/17/10-4/18/11	1,823,799	1,800,439	(23,360)
BUY	CNY	HSBC Bank	24,254,000	5/17/10-4/18/11	3,635,128	3,589,926	(45,202)
BUY	EUR	Barclays Bank PLC	2,052,000	6/14/10	2,803,783	2,732,520	(71,263)
BUY	EUR	HSBC Bank	329,383	6/14/10	447,326	438,619	(8,707)
BUY	EUR	UBS AG	1,943,000	6/14/10	2,671,042	2,587,371	(83,671)
SELL	EUR	HSBC Bank	2,035,000	6/14/10	2,691,939	2,709,882	(17,943)
SELL	EUR	Royal Bank of Scotland PLC	1,061,305	6/14/10	1,405,000	1,413,273	(8,273)
SELL	EUR	UBS AG	1,960,643	6/14/10	2,594,091	2,610,865	(16,774)
SELL	GBP	Barclays Bank PLC	1,018,551	7/12/10	1,554,013	1,558,009	(3,996)
SELL	GBP	Deutsche Bank AG	1,018,551	7/12/10	1,554,024	1,558,009	(3,985)
BUY	IDR	HSBC Bank	12,584,069,000	6/17/10	1,396,678	1,385,679	(10,999)

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	KRW	Deutsche Bank AG	1,566,266,000	5/03/10	$1,394,716	$1,413,151	$(18,435)
SELL	KRW	Merrill Lynch International Bank	1,558,596,000	5/03/10	1,390,362	1,406,231	(15,869)
BUY	MXN	Merrill Lynch International Bank	17,090,000	8/03/10	1,384,254	1,374,759	(9,495)
BUY	PLN	Deutsche Bank AG	3,678,765	5/04/10	1,256,100	1,247,779	(8,321)

							$(351,080)

Futures Contracts Outstanding at 4/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	477	$56,241,281	Jun-10	$(595,291)

At April 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $605,031,490)	$638,170,579
Underlying funds, at cost and value	10,202,895
Total investments, at value (identified cost, $615,234,385)		$648,373,474
Cash	$1,457,215
Receivables for
Forward foreign currency exchange contracts	1,160,045
Investments sold	13,730,566
Interest and dividends	12,342,999
Other assets	112,782
Total assets		$677,177,081
Liabilities
Notes payable	$100,000,000
Payables for
Distributions	229,627
Forward foreign currency exchange contracts	351,080
Daily variation margin on open futures contracts	223,594
Investments purchased	12,652,177
Payable to affiliates
Investment adviser	26,520
Transfer agent and dividend disbursing costs	7,057
Administrative services fee	472
Payable for independent Trustees’ compensation	259,178
Accrued interest expense	127,082
Accrued expenses and other liabilities	143,902
Total liabilities		$114,020,689
Net assets		$563,156,392
Net assets consist of
Paid-in capital	$574,685,014
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	33,327,940
Accumulated net realized gain (loss) on investments and foreign currency transactions	(41,062,013)
Accumulated distributions in excess of net investment income	(3,794,549)
Net assets		$563,156,392
Shares of beneficial interest outstanding		78,378,104
Net asset value per share (net assets of $563,156,392 / 78,378,104 shares of beneficial interest outstanding)		$7.19

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$24,553,712
Dividends	31,879
Dividends from underlying funds	17,034
Total investment income		$24,602,625
Expenses
Management fee	$2,285,587
Transfer agent and dividend disbursing costs	86,162
Administrative services fee	43,896
Independent Trustees’ compensation	54,207
Stock exchange fee	34,674
Custodian fee	63,791
Interest expense	772,413
Shareholder communications	40,356
Auditing fees	32,926
Legal fees	9,721
Miscellaneous	31,309
Total expenses		$3,455,042
Fees paid indirectly	(196)
Reduction of expenses by investment adviser	(1,199)
Net expenses		$3,453,647
Net investment income		$21,148,978
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$18,798,083
Futures contracts	(134,383)
Swap transactions	(9,513)
Foreign currency transactions	3,259,314
Net realized gain (loss) on investments and foreign currency transactions		$21,913,501
Change in unrealized appreciation (depreciation)
Investments	$5,682,713
Futures contracts	(818,418)
Swap transactions	(7,075)
Translation of assets and liabilities in foreign currencies	949,195
Net unrealized gain (loss) on investments and foreign currency translation		$5,806,415
Net realized and unrealized gain (loss) on investments and foreign currency		$27,719,916
Change in net assets from operations		$48,868,894

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/10 (unaudited)	Year ended 10/31/09

Change in net assets
From operations
Net investment income	$21,148,978	$36,525,666
Net realized gain (loss) on investments and foreign currency transactions	21,913,501	(3,052,548)
Net unrealized gain (loss) on investments and foreign currency translation	5,806,415	111,817,197
Change in net assets from operations	$48,868,894	$145,290,315
Distributions declared to shareholders
From net investment income	$(21,162,096)	$(39,751,012)
Change in net assets from fund share transactions	$—	$(1,838,958)
Total change in net assets	$27,706,798	$103,700,345
Net assets
At beginning of period	535,449,594	431,749,249
At end of period (including accumulated distributions in excess of net investment income of $3,794,549 and $3,781,431, respectively)	$563,156,392	$535,449,594

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Net increase in net assets from operations	$48,868,894
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(233,461,293)
Proceeds from disposition of investment securities	237,040,932
Proceeds from future and swap transactions	(143,896)
Proceeds from disposition of short-term investments, net	4,994,066
Realized gain/loss on investments	(18,798,083)
Realized gain/loss on futures and swaps transactions	143,896
Unrealized appreciation/depreciation on investments	(5,682,713)
Unrealized appreciation/depreciation on foreign currency contracts	(1,011,632)
Unrealized appreciation/depreciation on swaps	7,075
Net amortization/accretion of income	(1,194,718)
Decrease in payable for investments purchased	(6,554,331)
Increase in receivable for investments sold	(3,728,044)
Decrease in payable for daily variation margin on open futures contracts	(201,234)
Decrease in dividends and interest receivable	84,933
Decrease in accrued expenses and other liabilities	(24,610)
Increase in other assets	(36,863)
Net cash provided by operating activities	$20,302,379
Cash flows from financing activities:
Distributions paid in cash	(21,134,120)
Increase in interest payable	88,687
Net cash used by financing activities	$(21,045,433)
Net decrease in cash	$(743,054)
Cash:
Beginning of period (including foreign currency of $3)	$2,200,269
End of period	$1,457,215

Supplementary disclosure of cash flow information: cash paid during the year for interest $683,726.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
			2009	2008	2007	2006	2005

Net asset value, beginning of period	$6.83		$5.48	$6.68	$6.74	$6.74	$6.94
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.47	$0.34	$0.35	$0.33	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.36		1.38	(1.16)	(0.05)	0.03	(0.16)
Total from investment operations	$0.63		$1.85	$(0.82)	$0.30	$0.36	$0.18
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.51)	$(0.38)	$(0.36)	$(0.38)	$(0.39)
Net increase from repurchase of capital shares	$—		$0.01	$0.00 (w)	$—	$0.02	$0.01
Net asset value, end of period	$7.19		$6.83	$5.48	$6.68	$6.74	$6.74
Per share market value, end of period	$6.77		$6.06	$4.71	$5.84	$6.00	$6.15
Total return at market value (%)	16.41	(n)	41.15	(13.80)	3.30	3.82	3.78
Total return at net asset value (%) (j)(r)(s)	9.69	(n)	36.73	(12.32)	5.19	6.42	3.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.07	0.88	0.84	0.88	0.93
Expenses after expense reductions (f)	1.28	(a)	1.06	0.88	0.84	0.88	0.93
Expenses after expense reductions and excluding interest expense (f)	0.99	(a)	1.02	N/A	N/A	N/A	N/A
Net investment income	7.81	(a)	7.76	5.22	5.29	4.93	4.97
Portfolio turnover	35		67	47	61	70	67
Net assets at end of period (000 omitted)	$563,156		$535,450	$431,749	$528,058	$533,146	$545,645

Financial Statements – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Multimarket Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund may invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term

Notes to Financial Statements (unaudited) – continued

instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type,

Notes to Financial Statements (unaudited) – continued

cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of April 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,735,351	$1,697,089	$33,385	$4,465,825
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	24,609,252	—	24,609,252
Non-U.S. Sovereign Debt	—	128,951,765	—	128,951,765
Corporate Bonds	—	344,211,715	—	344,211,715
Residential Mortgage-Backed Securities	—	1,988,831	—	1,988,831
Commercial Mortgage-Backed Securities	—	30,883,581	—	30,883,581
Asset-Backed Securities (including CDOs)	—	1,342,453	—	1,342,453
Foreign Bonds	—	94,407,692	—	94,407,692
Floating Rate Loans	—	7,309,465	—	7,309,465
Mutual Funds	10,202,895	—	—	10,202,895
Total Investments	$12,938,246	$635,401,843	$33,385	$648,373,474

Other Financial Instruments
Futures	$(595,291)	$—	$—	$(595,291)
Forward Currency Contracts	—	808,965	—	808,965

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/09	$7,310
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	26,075
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 4/30/10	$33,385

The net change in unrealized (depreciation) from investments still held as Level 3 at April 30, 2010 is $26,075.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2010:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate Contracts	Interest Rate Futures	$—	$(595,291)
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	1,160,045	(351,080)
Total		$1,160,045	$(946,371)

(a)	All derivative valuations are specifically referenced within the fund’s Statement of Assets and Liabilities except for futures contracts. The value of futures contracts outstanding includes cumulative appreciation/depreciation as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2010 as reported in the Statement of Operations:

	Futures Contracts	Swap Transactions	Foreign Currency Transactions
Interest Rate Contracts	$(134,383)	$—	$—
Foreign Exchange Contracts	—	—	3,287,817
Credit Contracts	—	(9,513)	—
Total	$(134,383)	$(9,513)	$3,287,817

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2010 as reported in the Statement of Operations:

	Futures Contracts	Swap Transactions	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate Contracts	$(818,418)	$—	$—
Foreign Exchange Contracts	—	—	1,011,632
Credit Contracts	—	(7,075)	—
Total	$(818,418)	$(7,075)	$1,011,632

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the

Notes to Financial Statements (unaudited) – continued

counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated

Notes to Financial Statements (unaudited) – continued

benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in

Notes to Financial Statements (unaudited) – continued

the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Notes to Financial Statements (unaudited) – continued

This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The

Notes to Financial Statements (unaudited) – continued

fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for

Notes to Financial Statements (unaudited) – continued

financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, straddle loss deferrals, and foreign currency transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/09
Ordinary income (including any short-term capital gains)	$39,751,012

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/10
Cost of investments	$617,572,313
Gross appreciation	47,180,342
Gross depreciation	(16,379,181)
Net unrealized appreciation (depreciation)	$30,801,161

As of 10/31/09
Undistributed ordinary income	1,483,129
Capital loss carryforwards	(60,320,974)
Other temporary differences	(5,667,005)
Net unrealized appreciation (depreciation)	25,269,430

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/10	$(38,291,079)
10/31/14	(7,878,924)
10/31/15	(2,289,608)
10/31/16	(9,141,808)
10/31/17	(2,719,555)
$(60,320,974)

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the fund’s average daily net assets and 5.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2010 was equivalent to an annual effective rate of 0.84% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2010, these fees paid to MFSC amounted to $32,543. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended April 30, 2010, the fund did not pay any out-of-pocket expenses to MFSC.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2010 was equivalent to an annual effective rate of 0.0162% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement

Notes to Financial Statements (unaudited) – continued

deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $5,598 and the Retirement Deferral plan resulted in an expense of $9,825. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $192,321 at April 30, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent Trustees’ compensation on the Statement of Assets and Liabilities is $56,489 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,342 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,199, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

Notes to Financial Statements (unaudited) – continued

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$9,551,719	$0
Investments (non-U.S. Government securities)	$199,615,421	$213,282,901

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2010, the fund did not repurchase any shares. The fund repurchased and retired 416,000 shares of beneficial interest during the year ended October 31, 2009 at an average price per share of $4.42 and a weighted average discount of 17.89% per share. Transactions in fund shares were as follows:

	Six months ended 4/30/10		Year ended 10/31/09
	Shares	Amount	Shares	Amount
Treasury shares reacquired	—	$—	(416,000)	$(1,838,958)

(6)	Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At April 30, 2010, the fund had outstanding borrowings under this agreement in the amount of $100,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value on the fund’s Statement of Assets and Liabilities approximates its fair value. The credit agreement matures on August 27, 2010. Borrowing under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of Overnight LIBOR or the Federal Funds Rate each plus an agreed upon spread or the bank’s prime lending rate. The fund incurred interest expense of $772,413 during the period. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund did not incur a commitment fee during the period. For the six months ended April 30, 2010, the average loan balance was $100,000,000 at a weighted average annual interest rate of 1.56%.

Notes to Financial Statements (unaudited) – continued

The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	15,196,961	110,306,413	(115,300,479)	10,202,895

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$17,034	$10,202,895

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Multimarket Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Multimarket Income Trust (the Fund), including the portfolio of investments, as of April 30, 2010, and the related statements of operations, changes in net assets, cash flows, and financial highlights for the six-month period ended April 30, 2010. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2009, and financial highlights for each of the five years in the period ended October 31, 2009, and in our report dated December 17, 2009, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

June 16, 2010

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Transfer Agent, Registrar and Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

500 Boylston Street, Boston, MA 02116	New York Stock Exchange Symbol: MMT

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Multimarket Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/09-11/30/09	0	N/A	0	7,837,810
12/01/09-12/31/09	0	N/A	0	7,837,810
1/01/10-1/31/10	0	N/A	0	7,837,810
2/01/10-2/28/10	0	N/A	0	7,837,810
3/01/10-3/31/10	0	N/A	0	7,837,810
4/01/10-4/30/10	0	N/A	0	7,837,810
Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2010 plan year is 7,837,810.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: June 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: June 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2010

*	Print name and title of each signing officer under his or her signature.